Total
Class A [Member] | U.S. Government Money Market Portfolio
U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A [Member] U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A USD ($)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A [Member] U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class A
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.595%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	1.64%
Expense Waiver/Reimbursement	(0.40%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.24%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[2]	The Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class A | USD ($)	694	1,026	1,380	2,375

THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio SGAXX

Supplement dated April 7, 2022 to the Class A Shares Prospectus dated

December 28, 2021 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 39 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	5.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.595%
Acquired Fund Fees and Expenses (1)	0.17%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	1.64%
Expense Waiver/Reimbursement	(0.40)%
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement) (2)	1.24%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	The Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Example”, beginning on page 39 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

1 Year	3 Years	5 Years	10 Years
$694	$1,026	$1,380	$2,375

The above Example reflects applicable waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “SHAREHOLDER INFORMATION”, subsection “Plan of Distribution” beginning on page 120 of the Prospectus. The following is added to this section:

The Distributor has agreed to waive all or a portion of the fees to which it is entitled under the Plan with respect to the U.S. Government Money Market Portfolio through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Please retain this supplement for future reference.

Class C [Member] | U.S. Government Money Market Portfolio
U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class C [Member] U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C USD ($)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class C [Member] U.S. Government Money Market Portfolio U.S. Government Money Market Portfolio Class C
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.595%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	2.24%
Expense Waiver/Reimbursement	(1.00%)
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement)	1.24%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
[2]	The Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be: IF YOU SOLD YOUR SHARES
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C | USD ($)	226	604	1,109	2,497

IF YOU HELD YOUR SHARES
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class C [Member] | U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class C | USD ($)	126	604	1,109	2,497

THE SARATOGA ADVANTAGE TRUST

U.S. Government Money Market Portfolio SZCXX

Supplement dated April 7, 2022 to the Class C Shares Prospectus dated

December 28, 2021 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Fees and Expenses of the Portfolio”, beginning on page 39 of the Prospectus. The table in this section is deleted in its entirety and replaced with the following:

U.S. Government Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Shares (as a % of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (Load) (as a % of offering price)	1.00%
Redemption Fee	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.475%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.595%
Acquired Fund Fees and Expenses (1)	0.17%
Total Annual Portfolio Operating Expenses (before Expense Waiver/Reimbursement)	2.24%
Expense Waiver/Reimbursement	(1.00)%
Total Annual Portfolio Operating Expenses (after Expense Waiver/Reimbursement) (2)	1.24%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(2)	The Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO”, subsection “Example”, beginning on page 39 of the Prospectus. This section is deleted in its entirety and replaced with the following:

Example.

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

IF YOU SOLD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$226	$604	$1,109	$2,497

IF YOU HELD YOUR SHARES

1 Year	3 Years	5 Years	10 Years
$126	$604	$1,109	$2,497

The above Example reflects applicable waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “SHAREHOLDER INFORMATION”, subsection “Plan of Distribution” beginning on page 121 of the Prospectus. The following is added to this section:

The Distributor has agreed to waive all or a portion of the fees to which it is entitled under the Plan with respect to the U.S. Government Money Market Portfolio through December 31, 2022. The Agreement may only be terminated during its term by or with the consent of the Trust's Board of Trustees.

Please retain this supplement for future reference.